Derivative And Financial Instruments (Fair Value for Risk Management Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Risk management assets-current	$ 4,041	$ 9,141	$ 17,965
Risk management assets-non-current	131	1,461	7,431
Total gross assets	4,473	11,577	31,030
Risk management liabilities-current	(2,641)		(523)
Risk management liabilities-non-current	(1,841)		(637)
Total gross liabilities	(4,783)	(975)	(6,794)
Total net assets and liabilities	(310)	10,602	24,236
Risk Management Commodity [Member]
Derivatives, Fair Value [Line Items]
Risk management liabilities-current			(523)
Risk management liabilities-non-current			(637)
Risk Management Commodity [Member] | Current Assets [Member]
Derivatives, Fair Value [Line Items]
Risk management assets-current	4,107	10,043	19,005
Risk management liabilities-current	(2,707)	(903)	(1,040)
Risk Management Commodity [Member] | Non Current Assets [Member]
Derivatives, Fair Value [Line Items]
Risk management assets-non-current	366	1,534	12,025
Risk management liabilities-non-current	(2,076)	(72)	(946)
Risk Management Interest Rate [Member] | Non Current Assets [Member]
Derivatives, Fair Value [Line Items]
Risk management assets-non-current			$ (3,648)